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[logo] PIONEER Investments(R)

                                                                  March 30, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:  Pioneer Series Trust VI (the "Trust")
     (File Nos. 333-138560 and 811-21978)
     CIK No. 0001380192

Ladies and Gentlemen:

     On behalf of Pioneer Floating Rate Fund (the "Fund"), a series of the Trust, a Delaware statutory trust, and pursuant to Rule 497 (c) under the Securities Act of 1933 Act, as amended, we are filing today via EDGAR exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the updated risk/return summary information in the prospectus for the Fund dated March 1, 2012, as filed under Rule 497(c) on March 6, 2012 (SEC accession mumber 0001094521-12-000016).

     If you have any questions or comments relating to the filing, please contact me at 96170 4695.

                                            Very truluy yours,


                                            /s/ Thomas Reyes
                                            ------------------------------------
                                            Thomas Reyes
                                            Assistant Secretary

cc:  Jeremy B. Kantrowitz, Esq.
     Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109-1820

"Member of the UniCredit S.p.A. banking group"

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                             PIONEER SERIES TRUST VI

                                  EXHIBIT INDEX

Exhibits for Item 28 of Form N-1A

Index Number    Description of Index
------------    --------------------
EX-101.INS      XBRL Instance Document

EX-101.SCH      XBRL Taxonomy Extension Schema Document

EX-101.CAL      XBRL Taxonomy Extension Calculation Document

EX-101.DEF      XBRL Taxonomy Extension Definition Document

EX-101.LAB      XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE      XBRL Taxonomy Extension Presentation Linkbase